OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid frequency license fees - net of current portion (Note 33c.i)	Rp 1,291		Rp 1,572
Advances	781		868
Prepaid expense	446		454
Claims for tax refund - net of current portion (Note 28b)	353		1,224
Prepaid taxes - net of current portion (Note 28a)	268		865
Security deposits	144		102
Others (each below Rp100 billion)	340		446
Total	Rp 3,623	$ 233	Rp 5,531